Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	American Retail Group, Inc.
Entity Central Index Key	0000277905
Trading Symbol	argp
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	10-12G
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company